SCHEDULE OF CONVERTIBLE PROMISSORY NOTE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Debt Discounts	$ 3,342,640	$ 135,507
Add: Remaining note principal balance	7,014,073	155,000
Total convertible promissory notes, net	$ 3,671,433	$ 19,493
Convertible Promissory Note [Member] | ProActive Capital SPV I, LLC [Member]
Short-term Debt [Line Items]
Start Date	Jan. 20, 2021
End Date	Jan. 20, 2022
Debt Discounts As of Issuance	$ 217,024
Amortization	(150,430)
Debt Discounts	66,594
Note Principal Balance	$ 250,000
Convertible Promissory Note [Member] | GS Capital Partners, LLC #1 [Member]
Short-term Debt [Line Items]
Start Date	Jan. 25, 2021
End Date	Jan. 25, 2022
Debt Discounts As of Issuance	$ 288,889
Amortization	(288,889)
Debt Discounts
Note Principal Balance	$ 288,889
Convertible Promissory Note [Member] | Tiger Trout Capital Puerto Rico, LLC [Member]
Short-term Debt [Line Items]
Start Date	Jan. 29, 2021
End Date	Jan. 29, 2022
Debt Discounts As of Issuance	$ 1,540,000
Amortization	(1,029,479)
Debt Discounts	510,521
Note Principal Balance	$ 1,540,000
Convertible Promissory Note [Member] | GS Capital Partners, LLC #2 [Member]
Short-term Debt [Line Items]
Start Date	Feb. 16, 2021
End Date	Feb. 16, 2022
Debt Discounts As of Issuance	$ 577,778
Amortization	(414,854)
Debt Discounts	162,924
Note Principal Balance	$ 577,778
Convertible Promissory Note [Member] | Labrys Fund, LP [Member]
Short-term Debt [Line Items]
Start Date	Mar. 11, 2021
End Date	Mar. 11, 2022
Debt Discounts As of Issuance	$ 1,000,000
Amortization	(891,073)
Debt Discounts	108,927
Note Principal Balance	$ 1,000,000
Convertible Promissory Note [Member] | GS Capital Partners, LLC #3 [Member]
Short-term Debt [Line Items]
Start Date	Mar. 16, 2021
End Date	Mar. 16, 2022
Debt Discounts As of Issuance	$ 577,778
Amortization	(313,425)
Debt Discounts	264,353
Note Principal Balance	$ 577,778
Convertible Promissory Note [Member] | GS Capital Partners, LLC #4 [Member]
Short-term Debt [Line Items]
Start Date	Apr. 01, 2021
End Date	Apr. 01, 2022
Debt Discounts As of Issuance	$ 550,000
Amortization	(274,247)
Debt Discounts	275,753
Note Principal Balance	$ 550,000
Convertible Promissory Note [Member] | Eagle Equities LLC [Member]
Short-term Debt [Line Items]
Start Date	Apr. 13, 2021
End Date	Apr. 13, 2022
Debt Discounts As of Issuance	$ 1,100,000
Amortization	(512,329)
Debt Discounts	587,671
Note Principal Balance	$ 1,100,000
Convertible Promissory Note [Member] | GS Capital Partners, LLC #5 [Member]
Short-term Debt [Line Items]
Start Date	Apr. 29, 2021
End Date	Apr. 29, 2022
Debt Discounts As of Issuance	$ 550,000
Amortization	(278,767)
Debt Discounts	271,233
Note Principal Balance	$ 550,000
Convertible Promissory Note [Member] | GS Capital Partners, LLC #6 [Member]
Short-term Debt [Line Items]
Start Date	Jun. 03, 2021
End Date	Jun. 03, 2022
Debt Discounts As of Issuance	$ 550,000
Amortization	(179,315)
Debt Discounts	370,685
Note Principal Balance	$ 550,000
Convertible Promissory Note [Member] | Chris Etherington [Member]
Short-term Debt [Line Items]
Start Date	Aug. 26, 2021
End Date	Aug. 26, 2022
Debt Discounts As of Issuance	$ 165,000
Amortization	(15,822)
Debt Discounts	149,178
Note Principal Balance	$ 165,000
Convertible Promissory Note [Member] | Rui Wu [Member]
Short-term Debt [Line Items]
Start Date	Aug. 26, 2021
End Date	Aug. 26, 2022
Debt Discounts As of Issuance	$ 550,000
Amortization	(52,740)
Debt Discounts	497,260
Note Principal Balance	$ 550,000
Convertible Promissory Note [Member] | Scott Hoey [Member]
Short-term Debt [Line Items]
Start Date	Sep. 10, 2020	Sep. 10, 2020
End Date	Sep. 10, 2022	Sep. 10, 2022
Debt Discounts As of Issuance	$ 7,500	$ 7,500
Amortization	(7,500)	(7,500)
Debt Discounts
Note Principal Balance	$ 7,500
Convertible Promissory Note [Member] | Cary Niu [Member]
Short-term Debt [Line Items]
Start Date	Sep. 18, 2020	Sep. 18, 2020
End Date	Sep. 18, 2022	Sep. 18, 2022
Debt Discounts As of Issuance	$ 50,000	$ 50,000
Amortization	(25,822)	(7,123)
Debt Discounts	24,178	$ 42,877
Note Principal Balance	$ 50,000
Convertible Promissory Note [Member] | Jesus Galen [Member]
Short-term Debt [Line Items]
Start Date	Oct. 06, 2020	Oct. 06, 2020
End Date	Oct. 06, 2022	Oct. 06, 2022
Debt Discounts As of Issuance	$ 30,000	$ 30,000
Amortization	(14,753)	(3,534)
Debt Discounts	15,247	$ 26,466
Note Principal Balance	$ 30,000
Convertible Promissory Note [Member] | Darren Huynh [Member]
Short-term Debt [Line Items]
Start Date	Oct. 06, 2020	Oct. 06, 2020
End Date	Oct. 06, 2022	Oct. 06, 2022
Debt Discounts As of Issuance	$ 50,000	$ 50,000
Amortization	(24,589)	(5,890)
Debt Discounts	25,411	$ 44,110
Note Principal Balance	$ 50,000
Convertible Promissory Note [Member] | Wayne Wong [Member]
Short-term Debt [Line Items]
Start Date	Oct. 06, 2020	Oct. 06, 2020
End Date	Oct. 06, 2022	Oct. 06, 2022
Debt Discounts As of Issuance	$ 25,000	$ 25,000
Amortization	(12,295)	(2,946)
Debt Discounts	12,705	$ 22,054
Note Principal Balance	$ 25,000
Convertible Promissory Note [Member] | Matt Singer [Member]
Short-term Debt [Line Items]
Start Date	Jan. 03, 2021
End Date	Jan. 03, 2023
Debt Discounts As of Issuance	$ 13,000
Amortization	(13,000)
Debt Discounts
Note Principal Balance	$ 13,000